Note 4 - Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
4.        Inventories

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2013	2014
Bunkers	930,630	1,426,838
Lubricants	1,530,463	1,531,828

Total	2,461,093	2,958,666